Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue [line items]
Revenue				$ 755	$ 19,171	$ 30,347
Research tax credit				6,582	6,546	8,239
Subsidies and other				1,856	7	11
Other income				8,438	6,553	8,250
Total revenues and other income	$ 2,001	$ 5,560	$ 7,203	9,193	25,725	38,597
France [Member]
Disclosure of revenue [line items]
Revenue				755	19,171	30,347
United States [Member]
Disclosure of revenue [line items]
Revenue				$ 0	$ 0	$ 0